Significant Accounting Policies (Details 6) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Net loss	$ (3,389)	$ (4,533)	$ (11,976)	$ (16,657)	$ (21,675)	$ (24,717)	$ (32,503)
Net loss attributable to ordinary shares					$ (21,675)	$ (24,717)	$ (32,503)
Shares used in computing net loss per ordinary shares, basic and diluted	7,290,791	1,419,355	5,284,451	1,311,584	1,472,499	808,557	527,096
Net loss per ordinary share, basic and diluted	$ (0.46)	$ (3.19)	$ (2.27)	$ (12.7)	$ (14.72)	$ (30.57)	$ (61.66)